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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978

                          Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through April 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    FLOATING
                                    RATE FUND

                                   Semiannual
                                     Report

                                     4/30/07

                               [Logo]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          22

Notes to Financial Statements                                                 28

Trustees, Officers and Service Providers                                      34

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We are pleased to present the first shareholder report for Pioneer Floating Rate Fund, which seeks a high level of current income. The Fund, which commenced operations on February 13, 2007, seeks to accomplish its objective primarily through investments in floating rate loans and other floating rate instruments. This strategy draws upon Pioneer's strengths in investing in the corporate markets, both in the United States and in foreign markets.

The experiences early in 2007 underscore the importance of staying diversified and keeping your portfolio invested in the markets. Those principles, which have served investors well over time, were particularly useful during the first four months of the year, as U.S. and global stock and fixed-income markets continued to grow, but with some volatility.

The markets were supported by relatively low short-term interest rates and generally solid economic growth around the globe. The U.S. stock market, as measured by the Standard & Poor's 500 Index, gained approximately 5% over the four months ending April 30, 2007. European and emerging markets equities performed even better, with benchmarks for those regions rising by more than 7%. The U.S. bond market, despite growing concerns about the health of the U.S. mortgage industry, produced more muted, but still positive results. The Lehman Brothers Aggregate Bond Index, for example, rose approximately 2%, while the Merrill Lynch High Yield Bond Master II Index, more closely tied to the high-yield corporate sector, gained approximately 4%.

The climate for investors continues to appear generally positive. While still strong, the U.S. economy has slowed. This was due in large part to a slowdown in new home construction and, in part, to the lagging effects of rising energy and commodity prices and rising short-term interest rates. This was also due, in part, to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and although U.S. economic growth has slowed, we believe it will continue to grow, albeit at a slower rate. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained.

Letter


This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries continues to be faster than in the developed world as they continue to "catch up," led by China, which continues its rise as a world economic power.

While the economic outlook appears generally favorable for investors, sudden swings in the markets are always to be expected. Just as staying diversified and staying invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07
--------------------------------------------------------------------------------

Pioneer Floating Rate Fund began investment operations in February 2007 and seeks a high level of current income, primarily through investments in floating rate loans and other floating rate investments. In the following discussion, portfolio manager Jonathan Sharkey, an investment professional with more than 12 years of bond and bank loan experience, discusses the Fund and its strategies during the first two and a half months of operations since its inception on February 14, 2007, through April 30, 2007.

Q:   How did the Fund perform?

A: Pioneer Floating Rate Fund's Class A shares had a total return of 1.15%, at net asset value, from the Fund's inception on February 14, 2007 through April 30, 2007. During the same period, the Lehman Brothers Bank Loan Index, the Fund's benchmark for the floating corporate loan market, rose 1.43%. On April 30, 2007, the 30-day SEC yield of the Fund's Class A shares was 5.67%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: How was the Fund structured in the initial period of its investment operations?

A: We began implementing the Fund's core investment strategy, which emphasizes floating rate corporate loans made to both U.S. and foreign companies, in pursuit of a high level of current income. The Fund invests a minimum of 80% of its net assets in floating rate loans and other floating rate investments, which are typically issued by banks and other financial institutions to large corporate customers. Senior loans typically are backed by company assets, and lenders also generally have the protection of loan covenants that place restrictions on the borrowers. The floating rate structure means these securities offer the potential of high current income without the same sensitivity to rising interest rates as most fixed-income investments. In general, our strategy has been to invest primarily in the new-issues market - in loans being offered to

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     investors for the first time - and to invest only selectively in the secondary issues market - composed of loans issued earlier and previously held by other investors. We were concerned that many secondary loans were selling at premium prices and did not offer call protection against either being "called," that is being paid off early, or repriced at terms and rates less favorable to investors.

     In the Fund's initial stages, we set out to invest 20% of Fund assets in corporate high-yield bonds, taking advantage of Pioneer's extensive expertise in that area. We had intended gradually to lower the high-yield bond position as the portfolio of floating-rate loans was assembled. Because Pioneer is part of a global investment organization, we also planned to take advantage of our international research to invest in floating-rate loans to foreign corporations, which often offer a yield advantage over domestic corporate loans. At the end of this reporting period, on April 30, 2007, approximately 5% of Fund assets were invested in foreign borrowers. We also had maintained the initial 20% allocation to high-yield corporate bonds, as we believed current market conditions in the loan market justified the continued exposure to high-yield bonds. Nearly one-quarter of the 20% high-yield exposure was in floating rate notes. The remainder of the portfolio was invested in domestic, floating rate loans.

Q:   What was the investment environment like, and how did that affect strategy?

A: Shortly after the Fund's inception in mid-February, corporate bond and equity markets around the world became more volatile in reaction to a dramatic stock market correction in China. The volatility in the corporate bond market had a significant impact on bank loans, which gained more value as income-oriented investors sought investments that were higher-quality than high-yield corporate bonds. The prices available in the secondary market appeared to be particularly high, especially because holders had no call protection and carried significant prepayment risks. Because floating-rate corporate loans were in such demand, many of the companies that had borrowed funds moved to restructure their loans for more favorable treatment. In this environment, we focused on capital preservation and tried to avoid secondary issues that were selling at premium prices and therefore carried prepayment risk. Even the borrowing corporations of some recently

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07                             (continued)
--------------------------------------------------------------------------------

     syndicated loans were seeking to reprice and restructure their loan agreements in view of the changed market conditions. Given this environment, we backed further away from the secondary loan market, maintaining the 20% allocation to high-yield bonds and holding a relatively high cash position.

     We focused on the market for new loan issues, where we had more opportunity to buy at par rather than at a premium price. We also paid careful attention to the strength of the loan covenants - which typically place restrictions on the borrowing company, such as that they adhere to the business plans set forth in the loan agreement. This was important because as investment demand increased for floating-rate corporate loans, 35% of new loan syndications offered less covenant protection - they became known as "covenant-lite" loans. Concerned about protecting against prepayment risk, we tried to avoid such covenant-lite loans. Given the frothy bank loan refinancing activity, which saw more than 25% of the market reprice (an all-time high), we elected to hold more cash, which resulted in a yield lower than we had anticipated when initially launching the Fund. Going forward, as we take advantage of the new issues market, we hope to improve this yield. We also maintained a higher cash position and a greater exposure to higher-quality, high-yield corporate bonds than we had anticipated, taking advantage of the analytical capabilities of our experienced high-yield bond team.

     At the end of the period, on April 30, 2007, our largest concentration of floating-rate loan investments was in the debt of electric power generating companies, where we found good prices, attractive credit fundamentals, and good covenant protection. We avoided deals where we had concerns about pricing.

Q:   What types of investments had the greatest influence on results?

A: Our cash position supported performance, as it helped protect the Fund's net asset value when market prices traded down. In addition, we were able to buy some attractive new issues in the primary market that traded up in value when market conditions improved.

     When high-yield bonds traded off in late February and early March, our positions in those securities did not help. Similarly, some of our investments in the secondary loan market were repriced to the disadvantage of investors. In addition, our decision to avoid

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     "covenant-lite" deals meant that we had to decline opportunities in some new issues that we believed came to market without adequate protection for investors.

Q:   What is your investment outlook?

A: We expect a continued benign credit environment going forward, which should have positive implications for investments in floating-rate corporate loans. Credit quality remains high and default rates for loans are at extraordinarily low levels, with March reflecting an all-time low at .45%. As a consequence, we believe that the demand for corporate loans should remain strong. However, we also anticipate that many new covenant-lite loan deals may continue to come to market, fueled by the high level of leveraged-buyout activity in the equity market. We plan to continue to place a high level of scrutiny when analyzing such deals.

Investments in high yield or lower-rated securities are subject to greater-than average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. The floating rate feature of the Fund means that the Fund will not experience capital appreciation in a declining interest rate environment. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Although Pioneer normally will seek to avoid receiving this type of information about the issuer of a loan, this decision not to receive the information may place it at a disadvantage, relative to other loan investors, in assessing the loan. The Fund is not diversified, which means that it can invest a higher percentage of its assets in

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07                             (continued)
--------------------------------------------------------------------------------

the securities of any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. Some of the floating rate loans and other investments in which the Fund may invest will be considered to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. Investing in foreign and/or emerging securities involves risks relating to interest rates, currency exchange rates, economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Senior Secured Floating Rate Loans                                         68.0%
U.S. Corporate Floating Rate Bonds                                         14.5%
Temporary Cash Investments                                                 14.4%
Asset-Backed Securities                                                     3.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

B & Lower                                                                   58.1%
BB                                                                          37.8%
Commercial Paper                                                             2.5%
BBB                                                                          1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.  Allied Waste North America, 6.875%, 6/1/17                             3.42%
 2.  Mastec, Inc., 7.625%, 2/1/17 (144A)                                    3.41
 3.  Hanesbrands, Inc., Term B Loan, 7.105%, 9/5/13                         3.40
 4.  Sally Holdings LLC, Term B Loan, 7.86%, 11/18/13                       3.40
 5.  Calpine Corp., First Priority Term Loan, 7.59%, 3/12/09                3.40
 6.  Yankee Candle Co., Term Loan, 7.35%, 2/6/14                            3.40
 7.  NRG Energy, Inc., New Term Loan, 7.35%, 2/1/13                         3.40
 8.  Healthcare South, Term Loan B, 7.84696%, 3/10/13                       3.40
 9.  Autonation, Inc., 7.0%, 4/15/14                                        3.40
10.  Mosaic Co., Tranche B Term Loan, 7.11501%, 12/1/13                     3.40

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Floating Rate Fund
-------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

Net Asset Value Per Share
-------------------------------------------------------------------------------

                                             2/14/07
      Class             4/30/07          (Inception Date)
      -----             -------          ----------------
        A                $7.55               $7.50
        C                $7.54               $7.50
        Y                $7.55               $7.50

Distributions Per Share
-------------------------------------------------------------------------------

                                       2/14/07 - 4/30/07
                                       -----------------
                    Net Investment         Short-Term          Long-Term
      Class             Income           Capital Gains        Capital Gains
      -----             ------           -------------        -------------
        A              $0.0360                $ -                 $ -
        C              $0.0316                $ -                 $ -
        Y              $0.0361                $ -                 $ -

Pioneer Floating Rate Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS A SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund at public offering price, compared to that of the Lehman Brothers Bank Loan Index.

-------------------------------------------------------
Cumulative Total Returns
(As of April 30, 2007)

                                     If           If
Period                              Held       Redeemed
Life-of-Class
(2/14/07)                           1.15%       -3.36%
-------------------------------------------------------
Expense Ratio
(Per prospectus dated February 14, 2007)

                                    Gross        Net
                                    1.20%        1.10%
-------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Floating      Lehman Brothers
             Rate Fund          Bank Loan Index
2/07            9,550                10,000
4/07            9,664                10,103

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/01/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS C SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Lehman Brothers Bank Loan Index.

--------------------------------------------------------------
Cumulative Total Returns
(As of April 30, 2007)
                                           If            If
Period                                    Held        Redeemed
Life-of-Class
(2/14/07)                                 0.95%        -0.05%
--------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 14, 2007)
                                          Gross         Net
                                          2.10%         2.00%
--------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Floating      Lehman Brothers
             Rate Fund          Bank Loan Index
2/07            10,000               10,000
4/07            10,103                9,995

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC. "If Held" results represent the percent change in net asset vale per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of the 1% CDSC. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/01/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                       CLASS Y SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Lehman Brothers Bank Loan Index.

--------------------------------------------------------------
Cumulative Total Returns
(As of April 30, 2007)
                                           If           If
Period                                    Held       Redeemed
Life-of-Class
(2/14/07)                                 1.15%        1.15%
--------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 14, 2007)
                                          Gross        Net
                                          0.75%        0.75%
--------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

          Pioneer Floating      Lehman Brothers
             Rate Fund          Bank Loan Index
2/07            10,000               10,000
4/07            10,115               10,103

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Bank Loan Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million funded loan, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

    Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

    Based on actual returns from February 14, 2007 through April 30, 2007.

Share Class                           A              C              Y
-------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 2/14/07

Ending Account Value              $1,011.50      $1,009.50      $1,011.50
On 4/30/07

Expenses Paid During Period*      $    2.27      $    4.18      $    2.29

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00%, and 1.11% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the partial year period).

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from February 14, 2007 through April 30, 2007

Share Class                           A              C              Y
-------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 2/14/07

Ending Account Value             $1,008.01      $1,006.25      $1,007.99
On 4/30/07

Expenses Paid During Period*     $    2.27      $    4.18      $    2.29

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 1.11% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the partial year period).

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

                             S&P/
                           Moody's
 Principal     Floating     Ratings
    Amount     Rate (b)   (unaudited)                                                                     Value
                                       ASSET BACKED SECURITIES - 3.5%
                                       Energy - 1.7%
                                       Oil & Gas Equipment And Services - 1.7%
$  500,000     0.00       NR/NR        Sevan Marine ASA, Floating Rate Note,
                                          5/14/13 (144A)                                            $   503,750
                                                                                                    -----------
                                       Total Energy                                                 $   503,750
                                                                                                    -----------
                                       Transportation - 1.8%
                                       Airlines - 1.8%
   571,497                B-/B1        American Airlines, 7.377%, 5/23/19                           $   567,210
                                                                                                    -----------
                                       Total Transportation                                         $   567,210
                                                                                                    -----------
                                       TOTAL ASSET BACKED SECURITIES
                                       (Cost $1,071,639)                                            $ 1,070,960
                                                                                                    -----------
                                       CORPORATE BONDS - 16.5%
                                       Materials - 1.3%
                                       Diversified Metals & Mining - 1.3%
   350,000                BB-/Ba3      FMG Finance Pty, Ltd., 10.625%,
                                          9/1/16 (144A)                                             $   409,500
                                                                                                    -----------
                                       Total Materials                                              $   409,500
                                                                                                    -----------
                                       Capital Goods - 1.7%
                                       Building Products - 1.7%
   500,000     9.61       B/B2         Builders Firstsource, Inc., Floating Rate Note,
                                          2/15/12                                                   $   508,125
                                                                                                    -----------
                                       Total Capital Goods                                          $   508,125
                                                                                                    -----------
                                       Commercial Services & Supplies - 4.5%
                                       Diversified Commercial Services - 1.2%
   360,000    10.23       B-/B3        NCO Group, Inc., Floating Rate Note,
                                          11/15/13 (144A)                                           $   360,000
                                                                                                    -----------
                                       Environmental & Facilities Services - 3.3%
 1,000,000                BB/B1        Allied Waste North America, 6.875%, 6/1/17                   $ 1,013,750
                                                                                                    -----------
                                       Total Commercial Services & Supplies                         $ 1,373,750
                                                                                                    -----------
                                       Retailing - 3.3%
                                       Automotive Retail - 3.3%
 1,000,000                BB+/Ba2      Autonation, Inc., 7.0%, 4/15/14                              $ 1,005,000
                                                                                                    -----------
                                       Total Retailing                                              $ 1,005,000
                                                                                                    -----------
                                       Food, Beverage & Tobacco - 2.4%
                                       Brewers - 2.4%
   700,000                NR/NR        Argentine Beverages, 7.375%, 3/22/12 (144A)                  $   719,250
                                                                                                    -----------
                                       Total Food, Beverage & Tobacco                               $   719,250
                                                                                                    -----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            S&P/
                           Moody's
 Principal     Floating    Ratings
    Amount     Rate (b)   (unaudited)                                                                     Value
                                       Technology Hardware & Equipment - 3.3%
                                       Communications Equipment - 3.3%
$1,000,000                B+/B1        Mastec, Inc., 7.625%, 2/1/17 (144A)                          $ 1,010,000
                                                                                                    -----------
                                       Total Technology Hardware & Equipment                        $ 1,010,000
                                                                                                    -----------
                                       TOTAL CORPORATE BONDS
                                       (Cost $5,035,623)                                            $ 5,025,625
                                                                                                    -----------
                                       SENIOR FLOATING RATE LOAN INTERESTS - 78.8%*
                                       Energy - 3.3%
                                       Oil & Gas Exploration & Production - 3.3%
   500,000                NA/NA        Concho Resources, Inc., Term Loan (Second
                                          Lien) 9.1%, 3/27/12                                       $   500,938
   500,000                NA/NA        Sandridge Energy, Inc., Unsecured Term Loan,
                                          8.975%, 4/1/14                                                515,000
                                                                                                    -----------
                                                                                                    $ 1,015,938
                                                                                                    -----------
                                       Total Energy                                                 $ 1,015,938
                                                                                                    -----------
                                       Materials - 4.9%
                                       Diversified Metals & Mining - 1.6%
   500,000                BBB-/NA      Freeport-McMoran Copper & Gold, Inc.,
                                          1.75%, 3/19/14                                            $   502,054
                                                                                                    -----------
                                       Paper Packaging - 3.3%
   997,500                BB-/Ba2      Georgia-Pacific Corp., Add-on Term Loan B,
                                          7.09%, 12/20/12                                           $ 1,003,873
                                                                                                    -----------
                                       Total Materials                                              $ 1,505,927
                                                                                                    -----------
                                       Capital Goods - 3.3%
                                       Construction & Engineering - 3.3%
 1,000,000                NR/NR        Custom Building Products, Inc., Loan
                                          (Second Lien), 10.36063%, 4/20/12                         $   999,584
                                                                                                    -----------
                                       Total Capital Goods                                          $   999,584
                                                                                                    -----------
                                       Commercial Services & Supplies - 4.9%
                                       Commercial Printing - 1.6%
   413,793                B+/BA3       Cenveo Resources Corp., Term C Loan,
                                          7.1%, 6/21/13                                             $   414,440
    86,207                B+/BA3       Cenveo Resources Corp., Delayed Draw Term
                                          Loan, 7.1%, 6/21/13                                            86,342
                                                                                                    -----------
                                                                                                    $   500,782
                                                                                                    -----------
                                       Diversified Commercial Services - 1.7%
   500,000                B+/Ba3       NCO Financial Systems, Inc., 3.0%, 5/15/13                   $   503,906
                                                                                                    -----------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
 Principal     Floating    Ratings
    Amount     Rate (b)   (unaudited)                                                                     Value
                                       Environmental & Facilities Services - 1.6%
$  500,000                B-/Ba3       Waste Services, Inc., 2.5%, 3/31/11                          $   503,750
                                                                                                    -----------
                                       Total Commercial Services & Supplies                         $ 1,508,438
                                                                                                    -----------
                                       Consumer Durables & Apparel - 6.6%
                                       Apparel, Accessories & Luxury Goods - 3.3%
 1,000,000                NR/B1        Hanesbrands, Inc., Term B Loan,
                                          7.105%, 9/5/13                                            $ 1,006,932
                                                                                                    -----------
                                       Homebuilding - 3.3%
   498,750                B+/B2        LandSource Communities Development,
                                       Facility B Loan, 8.07%, 2/21/13                              $   502,374
   500,000                B+/B2        LandSource Communities Development,
                                       Facility B Loan, 9.82%, 2/22/14                                  506,938
                                                                                                    -----------
                                                                                                    $ 1,009,312
                                                                                                    -----------
                                       Total Consumer Durables & Apparel                            $ 2,016,244
                                                                                                    -----------
                                       Consumer Services - 1.6%
                                       Casinos & Gaming - 1.6%
   218,623                NR/NR        Seminole Tribe of Florida, Term B-2 Delay Draw,
                                          6.875%, 2/20/14                                           $   218,760
    64,777                NR/NR        Seminole Tribe of Florida, Term B-1 Delay Draw,
                                          2.28125%, 3/5/14                                               64,818
   216,599                NR/NR        Seminole Tribe of Florida, Term B-3 Delay Draw,
                                          6.875%, 3/5/14                                                216,735
                                                                                                    -----------
                                                                                                    $   500,313
                                                                                                    -----------
                                       Total Consumer Services                                      $   500,313
                                                                                                    -----------
                                       Media - 3.3%
                                       Broadcasting & Cable TV - 1.6%
   500,000                B+/B2        Charter Communications Term Loan B,
                                          2.0%, 3/5/14                                              $   500,181
                                                                                                    -----------
                                       Movies & Entertainment - 1.7%
   500,000                B+/B1        LodgeNet, 2.0%, 4/4/14                                       $   504,167
                                                                                                    -----------
                                       Total Media                                                  $ 1,004,348
                                                                                                    -----------
                                       Household & Personal Products - 5.0%
                                       Household Products - 5.0%
   500,000                B/B1         Huish Detergents, Inc., 4.25%, 12/1/07                       $   509,063
 1,000,000                NR/NR        Yankee Candle Co., Term Loan, 7.35%, 2/6/14                    1,005,750
                                                                                                    -----------
                                                                                                    $ 1,514,813
                                                                                                    -----------
                                      Total Household & Personal Products                           $ 1,514,813
                                                                                                    -----------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            S&P/
                          Moody's
Principal   Floating     Ratings
   Amount   Rate (b)    (unaudited)                                                       Value
                                     Health Care Equipment & Services - 9.9%
                                     Health Care Facilities - 6.6%
 $ 500,000               BB-/Ba3     Community Health Systems, Inc.,
                                     4.0%, 4/19/08                                  $   498,750
   998,929               B+/Ba3      Psychiatric Solutions, Inc., Term Loan,
                                     7.09241%, 7/1/12                                 1,002,362
    63,218               NA/Ba2      Sun Health Care, 2.0%, 1/15/08                      63,455
    80,460               NA/Ba2      Sun Health Care, 2.0%, 4/12/14                      80,761
   356,322               NA/Ba2      Sun Health Care, 2.0%, 4/12/14                     357,658
                                                                                    -----------
                                                                                    $ 2,002,986
                                                                                    -----------
                                     Health Care Services - 3.3%
   997,487               B+/B2       Healthcare South, Term Loan B,
                                     7.84696%, 3/10/13                              $ 1,005,592
                                                                                    -----------
                                     Total Health Care Equipment & Services         $ 3,008,578
                                                                                    -----------
                                     Diversified Financials - 9.8%
                                     Diversified Financial Services - 9.8%
   921,289               NR/NR       Aramark Corp., U.S. Term Loan,
                                     7.475%, 4/26/13                                $   926,680
    65,841               NR/NR       Aramark Corp., LC Facility Letter of Credit,
                                     5.2%, 4/26/13                                       66,227
   500,000               B/B2        J.G.Wentworth, 2nd Lien, 5.0%, 3/1/14              507,500
   903,984               BB-/Ba1     Mach General LLC, 1st lien, Term Loan B,
                                     7.36%, 2/8/14                                      904,888
    93,750               BB-/Ba1     Mach General LLC, Synthetic LC,
                                     7.35%, 2/8/14                                       93,882
   500,000               B/Ba3       Nutro Products, 2.0%, 4/26/13                      500,469
                                                                                    -----------
                                                                                    $ 2,999,646
                                                                                    -----------
                                     Total Diversified Financials                   $ 2,999,646
                                                                                    -----------
                                     Technology Hardware & Equipment - 12.9%
                                     Computer Storage & Peripherals - 1.6%
   498,750               B+/Ba3      SunGard Data Systems, Inc., Term Loan B,
                                     7.36%, 2/12/14                                 $   503,623
                                                                                    -----------
                                     Electronic Equipment & Instruments - 3.3%
   997,494               NR/NR       Sally Holdings LLC, Term B Loan,
                                     7.86%, 11/18/13                                $ 1,006,568
                                                                                    -----------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                             S&P/
                           Moody's
 Principal   Floating     Ratings
   Amount    Rate (b)    (unaudited)                                                        Value
                                      Electronic Manufacturing Services - 8.0%
 $  945,000             NR/Ba3        Baldor Electric Co., Term Loan,
                                      7.125%, 1/31/14                                 $   949,824
    500,000             BB-/Ba3       Itron, Inc., Dollar Term Loan, 2.0%, 4/18/14        500,000
    997,500             BB/Ba1        Mosaic Co., Tranche B Term Loan,
                                      7.11501%, 12/1/13                                 1,003,942
                                                                                      -----------
                                                                                      $ 2,453,766
                                                                                      -----------
                                      Total Technology Hardware & Equipment           $ 3,963,957
                                                                                      -----------
                                      Semiconductors - 3.3%
    997,500             BB/NR         Freescale Semiconductor, Inc., Term Loan,
                                      7.11%, 12/2/13                                  $ 1,000,331
                                                                                      -----------
                                      Total Semiconductors                            $ 1,000,331
                                                                                      -----------
                                      Telecommunication Services - 3.3%
                                      Wireless Telecommunication Services - 3.3%
    500,000             B-/B1         American Cellular Corp., Tranche B Term Loan,
                                      7.32%, 8/7/13                                   $   501,667
    500,000             B/B3          Knology, Inc., Term Loan, 7.57%, 4/30/12            501,875
                                                                                      -----------
                                                                                      $ 1,003,542
                                                                                      -----------
                                      Total Telecommunication Services                $ 1,003,542
                                                                                      -----------
                                      Utilities - 6.6%
                                      Independent Power Producer & Energy Traders - 3.3%
  1,000,000             D/Ba3         Calpine Corp., First Priority Term Loan,
                                      7.59%, 3/12/09                                  $ 1,006,352
                                                                                      -----------
                                      Utilities - 3.3%
    997,161             BB-/Ba1       NRG Energy, Inc., New Term Loan,
                                      7.35%, 2/1/13                                   $ 1,005,931
                                                                                      -----------
                                      Total Utilities                                 $ 2,012,283
                                                                                      -----------
                                      TOTAL SENIOR SECURED FLOATING RATE
                                      LOAN INTERESTS
                                      (Cost $24,036,451)                              $24,053,942
                                                                                      -----------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
                            Moody's
 Principal    Floating     Ratings
    Amount    Rate (b)    (unaudited)                                                        Value
                                       TEMPORARY CASH INVESTMENTS - 16.4%
                                       Commercial Paper - 16.4%
 $1,500,000              NR/NR         Banco Bilbao Vizcaya, 5.32%, 5/1/07 (144A)     $  1,500,000
    500,000              NR/NR         Deutsche Bank Financial LLC., 5.3%, 5/1/07          500,000
  1,500,000              A-1+/P-1      Rabobank U.S.A. Financial, 5.29%, 5/1/07          1,500,000
  1,500,000              NR/NR         Societe Generale North America,
                                       5.3%, 5/1/07                                      1,500,000
                                                                                      ------------
                                       TOTAL TEMPORARY CASH INVESTMENTS               $  5,000,000
                                                                                      ------------
                                       (Cost $5,000,000)                              $  5,000,000
                                                                                      ------------
                                       TOTAL INVESTMENT IN SECURITIES - 115.2%
                                       (Cost $35,143,713)(a)                          $ 35,150,527
                                                                                      ------------
                                       OTHER ASSETS AND LIABILITIES - (15.2)%         $ (4,628,104)
                                                                                      ------------
                                       TOTAL NET ASSETS - 100.0%                      $ 30,522,423
                                                                                      ============

* Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

NR    Not rated by either S&P or Moody's.

144A  Security is exempt from registration under Rule 144A of the Securities
      Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2007, the value of these securities amounted to $4,502,500 or 14.8% of total net assets.

(a) At April 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $35,143,713 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                                   $  97,655
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                                     (90,841)
                                                                                         ---------
      Net unrealized gain                                                                $   6,814
                                                                                         =========

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2007 aggregated $29,738,846 and $89,065, respectively.


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $35,143,713)                       $35,150,527
  Cash                                                                  851,677
  Receivables -
    Investment securities sold                                            6,269
    Interest                                                            198,841
    Due from Pioneer Investment Management, Inc.                          3,589
  Other                                                                   3,268
                                                                    -----------
     Total assets                                                   $36,214,171
                                                                    -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $ 5,567,247
    Dividends                                                           138,353
  Due to affiliates                                                       2,930
  Accrued expenses                                                      (16,782)
                                                                    -----------
     Total liabilities                                              $ 5,691,748
                                                                    -----------
NET ASSETS:
  Paid-in capital                                                   $30,331,204
  Undistributed net investment income                                   185,329
  Accumulated net realized loss on investments                             (924)
  Net unrealized gain on investments                                      6,814
                                                                    -----------
     Total net assets                                               $30,522,423
                                                                    ===========
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $10,374,721/1,373,993 shares)                   $      7.55
                                                                    ===========
  Class C (based on $10,080,317/1,336,654 shares)                   $      7.54
                                                                    ===========
  Class Y (based on $10,067,385/1,333,334 shares)                   $      7.55
                                                                    ===========
MAXIMUM OFFERING PRICE:
  Class A ($7.55 [divided by] 95.5%)                                $      7.91
                                                                    ===========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the period 2/14/07 (Commencement of Operations) to 4/30/07

INVESTMENT INCOME:
  Interest                                                                $410,582
                                                                          --------
EXPENSES:
  Management fees                                            $36,763
  Transfer agent fees and expenses
    Class A                                                      121
    Class C                                                      122
    Class Y                                                      123
  Distribution fees
    Class A                                                    5,151
    Class C                                                   20,328
  Administrative reimbursements                                1,379
  Custodian fees                                               4,931
  Professional fees                                           28,678
  Printing expense                                             5,137
  Fees and expenses of nonaffiliated trustees                  1,541
  Miscellaneous                                                4,109
                                                             -------
     Total expenses                                                       $108,383
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                   (22,418)
                                                                          --------
     Net expenses                                                         $ 85,965
                                                                          --------
       Net investment income                                              $324,617
                                                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                        $   (924)
                                                                          --------
  Change in net unrealized gain on investments                            $  6,814
                                                                          --------
  Net gain on investments                                                 $  5,890
                                                                          --------
  Net increase in net assets resulting from operations                    $330,507
                                                                          ========


The accompanying notes are an integral part of these financial statements.   23

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period 2/14/07 (Commencement of Operations) to 4/30/07

                                                                        2/14/07
                                                                          to
                                                                        4/30/07
                                                                      (unaudited)
FROM OPERATIONS:
Net investment income                                                $   324,617
Net realized loss on investments                                            (924)
Change in net unrealized gain on investments                               6,814
                                                                     -----------
    Net increase in net assets resulting from operations             $   330,507
                                                                     -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.04 per share)                                        $   (48,997)
    Class C ($0.03 per share)                                            (42,158)
    Class Y ($0.04 per share)                                            (48,133)
                                                                     -----------
     Total distributions to shareowners                              $  (139,288)
                                                                     -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $   330,007
Reinvestment of distributions                                              1,197
                                                                     -----------
    Net increase in net assets resulting from
     Fund share transactions                                         $   331,204
                                                                     -----------
    Net increase in net assets                                       $   522,423
NET ASSETS:
Beginning of period (initial capitalization - 4,000,000 shares)       30,000,000
                                                                     -----------
End of period                                                        $30,522,423
                                                                     ===========
Undistributed net investment income                                  $   185,329
                                                                     ===========

                                                          '07 Shares  '07 Amount
                                                         (unaudited)  (unaudited)
CLASS A
Shares sold                                                 40,505      $304,992
Reinvestment of distributions                                  155         1,173
                                                            ------      --------
    Net increase                                            40,660      $306,165
                                                            ======      ========
CLASS C
Shares sold                                                  3,318      $ 25,015
Reinvestment of distributions                                    3            24
                                                            ------      --------
    Net increase                                             3,321      $ 25,039
                                                            ======      ========


24  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     2/14/07 (a)
                                                                        to
                                                                      4/30/07
                                                                    (unaudited)
CLASS A
Net asset value, beginning of period                                  $  7.50
                                                                      -------
Increase from investment operations:
  Net investment income                                               $  0.09
  Net realized and unrealized gain on investments                           -(b)
                                                                      -------
   Net increase in net assets from investment operations              $  0.09
Distributions to shareowners:
  Net investment income                                                 (0.04)
                                                                      -------
Net asset value, end of period                                        $  7.55
                                                                      =======
Total return*                                                            1.15%
Ratio of net expenses to average net assets                              1.10%**
Ratio of net investment income to average net assets                     5.60%**
Portfolio turnover rate                                                     2%**
Net assets, end of period (in thousands)                              $10,375
Ratios with no waiver of management fees and assumption
  of expenses by PIM
Net expenses                                                             1.60%**
Net investment income                                                    5.10%**

(a) Class A shares were first publicly offered on February 14, 2007.
(b) Amount rounds to less than 0.01 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


 The accompanying notes are an integral part of these financial statements.   25

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     2/14/07 (a)
                                                                         to
                                                                      4/30/07
                                                                    (unaudited)
CLASS C
Net asset value, beginning of period                                  $  7.50
                                                                      -------
Increase from investment operations:
  Net investment income                                               $  0.07
  Net realized and unrealized gain on investments                           -(b)
                                                                      -------
   Net increase in net assets from investment operations              $  0.07
Distributions to shareowners:
  Net investment income                                                 (0.03)
                                                                      -------
Net asset value, end of period                                        $  7.54
                                                                      =======
Total return*                                                            0.95%
Ratio of net expenses to average net assets                              2.00%**
Ratio of net investment income to average net assets                     4.70%**
Portfolio turnover rate                                                     2%**
Net assets, end of period (in thousands)                              $10,080
Ratios with no waiver of management fees and assumption
  of expenses by PIM
Net expenses                                                             2.35%**
Net investment income                                                    4.35%**

(a) Class C shares were first publicly offered on February 14, 2007.
(b) Amount rounds to less than 0.01 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     2/14/07 (a)
                                                                         to
                                                                      4/30/07
                                                                    (unaudited)
CLASS Y
Net asset value, beginning of period                                  $  7.50
                                                                      -------
Increase from investment operations:
  Net investment income                                               $  0.09
  Net realized and unrealized gain on investments                           -(b)
                                                                      -------
   Net increase in net assets from investment operations              $  0.09
Distributions to shareowners:
  Net investment income                                                 (0.04)
                                                                      -------
Net asset value, end of period                                        $  7.55
                                                                      =======
Total return*                                                            1.15%
Ratio of net expenses to average net assets                              1.11%**
Ratio of net investment income to average net assets                     5.59%**
Portfolio turnover rate                                                     2%**
Net assets, end of period (in thousands)                              $10,067
Ratios with no waiver of management fees and assumption
  of expenses by PIM
Net expenses                                                             1.35%**
Net investment income                                                    5.35%**

(a) Class Y shares were first publicly offered on February 14, 2007.
(b) Amount rounds to less than 0.01 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


 The accompanying notes are an integral part of these financial statements.   27

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Floating Rate Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified series of Pioneer Series Trust VI, an open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Information regarding the Fund's principal risk is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Trustees have authorized the issuance of three classes of shares of the Fund. The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Senior loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At April 30, 2007, the fund held no fair valued securities. Temporary cash investments are valued at amortized cost.

    Discount and premium on debt securities are accreted or amortized, respectively daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    cost basis of the security. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the fiscal year.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the year ended April 30, 2007.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (See
    Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets and 0.55% on average daily net assets over $500 million. For the period ended April 30, 2007, the net management fee was equivalent to 0.60% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.10% and 2.00% of the Fund's average daily net assets attributable to Class A shares and Class C shares, respectively.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2007, $1,562 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $326 in transfer agent fees payable to PIMSS at April 30, 2007.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares except Class Y shares (Class A Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in due to affiliates is $1,042 in distribution fees payable to PFD at April 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended April 30, 2007 no CDSCs were paid to PFD.


5. Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the period ended

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

April 30, 2007, the Fund's expenses were not reduced under such arrangements.

6. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Daniel K. Kingsbury, Executive Vice
Mary K. Bush                              President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Daniel K. Kingsbury                     Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 29, 2007

* Print the name and title of each signing officer under his or her signature.